Equity Plans and Stock-based Compensation (Tables)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Option Activity
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2022 (1)	14,256,697	4.32	5.5	$9,469
Granted	2,075,398	1.50
Exercised	(57,036)	1.98
Cancelled/forfeited/expired	(362,967)	6.67
Balance as of March 31, 2023 (1)	15,912,092	3.91	5.6	$372
Exercisable as of March 31, 2023 (2)	12,216,812	3.96	4.5	$331
__________________
(1)Excluding Equity Awards of 2,677,500 shares and Milestone Options of 669,375 shares. See below for further details.
(2)Excluding 2,008,124 shares exercisable under the Equity Awards with weighted average exercise price of $19.61 per share as of March 31, 2023.
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2019	18,208,313	$3.42	7.6	$34,723
Granted	5,829,698	4.89
Exercised	(1,750,822)	2.40
Cancelled/forfeited/expired	(2,108,405)	4.61
Balance as of December 31, 2020	20,178,784	$3.81	7.4	$65,056
Granted	726,309	10.42
Exercised	(1,966,532)	3.36
Cancelled/forfeited/expired	(836,977)	4.65
Balance as of December 31, 2021 (1)	18,101,584	$4.08	5.5	$87,425
Granted	758,528	7.70
Exercised	(3,213,024)	3.02
Cancelled/forfeited/expired	(1,390,391)	6.04
Balance as of December 31, 2022(1)	14,256,697	$4.32	5.5	$9,469
Exercisable as of December 31, 2022(2)	11,822,253	3.87	4.9	$9,469
__________________
(1)Excluding Equity Awards of 2,677,500 shares and Milestone Options of 669,375 shares. See below for further details.
(2)Excluding 1,840,784 shares exercisable under the Equity Awards with weighted average exercise price of $19.61 per share as of December 31, 2022.

Assumptions for Fair Value of Stock Options
The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Three Months Ended March 31,
	2023	2022
Expected term (in years)	6.3	6.1
Risk-free interest rate	3.6%	1.9%
Expected volatility	55.1%	55.0%
Expected dividend rate	—	—
The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2022	2021	2020
Expected term (in years)	6.3	6.2	6.1
Risk-free interest rate	2.0%	1.0%	0.5%
Expected volatility	55.1%	54.8%	69.1%
Expected dividend rate	—	—	—

RSU Activity
A summary of the Company's RSU activity and related information is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance as of December 31, 2022	5,733,227	$7.07
Granted	3,825,133	1.75
Released	(530,393)	0.01
Forfeited	(521,679)	0.01
Balance as of March 31, 2023	8,506,288	$4.63
A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance as of December 31, 2020	—	$—
Granted	1,480,201	10.72
Vested	(58,731)	11.41
Forfeited	(96,510)	10.98
Balance as of December 31, 2021	1,324,960	10.67
Granted	5,541,916	6.60
Vested	(442,934)	9.84
Forfeited	(690,715)	8.39
Balance as of December 31, 2022	5,733,227	$7.07

Stock-Based Compensation Expense
Stock-based compensation expense included in operating results was as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cost of goods sold	$305	$516
Research and development	1,192	993
Selling, general and administrative	2,817	3,133
Total stock-based compensation expense	$4,314	$4,642
Stock-based compensation expense included in operating results was as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Cost of goods sold	$1,749	$1,385	$929
Research and development	5,302	2,507	1,616
Selling, general and administrative	14,789	12,169	7,737
Total stock-based compensation expense	$21,840	$16,061	$10,282